Commitments and Contingencies (Details Narrative) (Zhongdehuia (SHENZHEN) Education Development Co., Ltd) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Rent expense	$ 95,295	$ 71,478
Zhongdehuia (SHENZHEN) Education Development Co., Ltd [Member]
Rent expense		$ 143,860	$ 150,299